Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 3, 2014

VIA EDGAR

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 231 (1933 Act File No. 002-90946)

Amendment No. 234 (1940 Act File No. 811-04015) (the “Amendment”) on behalf of Eaton Vance Global Macro Capital Opportunities Fund (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 230 filed with the Securities and Exchange Commission (the “Commission”) on August 19, 2014 (Accession No. 0000940394-14-001191) under Rule 485(a) of the 1933 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Elisabeth Bentzinger, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on October 3, 2014, and making certain other non-material changes as marked thereon.  The comments and the responses thereto are as follows:

General

1.  Confirm that the Amendment will update all of the bracketed and incomplete information in the prospectus and SAI.

Response: Registrant confirms that the Amendment updates all bracketed and incomplete information.

Securities and Exchange Commission

November 3, 2014

Prospectus

2.  As required by Item 3 of Form N-1A, revise the “Shareholder Fees” table so “Maximum Sales Charge” reads “Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)”.

Response: The requested change has been made.

3.  Given that the term “Global” is in the Fund’s name, please expressly describe how the Fund will “invest [its] assets in investments that are tied economically to a number of countries throughout the world.” See Investment Company Names, Investment Company Act Release No. 24828, at n. 42 (Jan. 17, 2001).

Response: The Fund has added a policy to its prospectus stating that, under normal market conditions, it will invest at least 40% of its net assets in equity-related securities that are tied economically to a number of countries throughout the world.  Registrant believes this additional disclosure is consistent with the guidance set forth in Investment Company Act Release No. 24828, at n. 42 (Jan. 17, 2001).

4.  Clarify that the Fund’s investment risks are the same as the risks of its master portfolio, the Global Capital Opportunities Portfolio (the “Portfolio”).

Response: The Fund has added disclosure under “Principal Investment Strategies” in the summary prospectus and under “Investment Objective & Principal Policies and Risks” in the prospectus stating the Fund’s risks are substantially similar to the risks of the Portfolio.

5.  Confirm the Fund does not intend to invest in reverse repurchase agreements as part of its principal investment strategy.

Response: Registrant confirms that the Fund will not invest in reverse repurchase agreements as part of its principal investment strategy.

6.  In the “Principal Investment Strategies” section, clarify what is meant by “frontier, and off-index markets”.

Response: The requested disclosure has been added with respect to frontier markets the reference to off-index markets has been removed and, therefore, no additional disclosure has been added.

7.  The “Principal Investment Strategies” section states that the Fund may invest in “other pooled investment vehicles.” Please indicate the percentage of assets the Fund may invest in these vehicles.

Response: The Fund has added disclosure to “Principal Investment Strategies” that it may invest assets in pooled investment vehicles to the extent permitted by the 1940 Act.

Securities and Exchange Commission

November 3, 2014

8.  Under the “Principal Investment Strategies” section, consider moving up the disclosure regarding “Total return” in the Principal Investment Strategies.

Response: The requested change has been made.

9.  Disclose if the Fund can invest in income instruments of any credit rating, duration and maturity.

Response: The Fund currently discloses under “Principal Investment Strategies” in the summary prospectus that it “may also invest in income securities and other debt instruments of any credit rating”.  Disclosure has been added to this section stating that the Fund may invest in income securities of any duration and maturity.

10.  Consider adding mortgage-backed securities risk to the Fund summary.

Response: Registrant believes that the general risks associated with mortgage-back securities are described in the Fund’s summary prospectus under “Credit Risk” and “Interest Rate Risk”.  Further, the prospectus includes “Mortgage-Backed Securities” risk disclosure under “Investment Objective & Principal Policies and Risks”.  As such, no additional disclosure has been added.

11.  Confirm that the Registrant has reviewed the letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, from Barry D. Miller of the Division of Investment Management regarding Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response:  Registrant confirms that this letter has been reviewed.

12.  In the “Shareholder Fees” tables under “Other Expenses”, confirm that an estimate of the expenses associated with short sales is included.

Response: Registrant confirms that an estimate of the expenses associated with short sales, if any, are included in the “Other Expenses” line item of the fee table.

13.  Confirm that cross currency swaps are covered in the prospectus risk section.

Response: The Fund has added disclosure regarding cross-currency swaps in “Interest Rate Swaps” under “Derivatives” under “Investment Objective & Principal Policies and Risks” in the prospectus.

14.  Confirm why risk disclosure is not included in the Fund summary for convertible and equity-linked securities.

Response: The Fund has added disclosure regarding convertible securities under “Principal Risks” in the Fund’s summary prospectus.  The general risks associated with equity-linked securities are described in the Fund’s summary prospectus under “Derivatives Risk”.  Further, the prospectus includes “Equity-Linked Securities” risk disclosure in “Derivatives” under “Investment Objective & Principal Policies and Risks”.

Securities and Exchange Commission

November 3, 2014

15.  Consider adding mid-capitalization company risk to the “Smaller Company Equity Risk” in the Fund summary.

Response: Registrant believes the “Smaller Company Equity Risk” under “Principal Risks” in the Fund’s summary prospectus includes the requested mid- to smaller- capitalization company risk disclosure.  As such, no additional disclosure has been added.

16.  Correct the defined terms for “ETF Risk” and “ETN Risk” in the Fund summary.

Response:  Registrant notes that exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) are correctly defined in the Fund’s summary prospectus.  As such, no change has been made.

17.  Consider expanding the “ETF Risk” to cover all pooled investment vehicles.

Response: Registrant believes the Fund will invest in ETFs more than other pooled investment vehicles and including “ETF Risk” disclosure under “Principal Risks” in the Fund’s summary prospectus rather than the prospectus is appropriate.  The risks associated with pooled investment vehicles are disclosed in the prospectus under “Pooled Investment Vehicles”.  As such, no additional disclosure has been added.

18.  Disclose the impact of rising and falling interest rates on the securities held by the Fund.

Response:  The requested disclosure is contained in “Interest Rate Risk” under “Principal Risks” in the Fund’s summary prospectus. As such, no additional disclosure has been added.

19.  In “Interest Rate Risk” under the “Principal Risks” section, consider revising the fourth sentence to state “the ability to be prepaid or called by the issuer may [be] extend[ed] (emphasis added).”

Response:  The requested revision has been made.

20.  Pursuant to Form N-1A Item 9, confirm that the following investment styles and types are described in the “Investment Objective & Principal Policies and Risks” section of the prospectus: 1) significant investment in geographical region or country; 2) real estate investment trusts (“REITs”); 3) ETNs; 4) small companies; 5) leveraged transactions; 6) junk bonds; 7) diversification; 8) active management; and 9) short sales.

Response: Registrant confirms that the Fund has added disclosure to the prospectus under “Investment Objective & Principal Policies and Risks” for REITs, ETNs, small companies, junk bonds, diversification and short sales.  The Registrant further confirms that risk disclosure for significant investment in geographical region or country is contained in “Foreign and Emerging Market Investments”; for leverage in “Derivatives”; and for active management in “General” under “Investment Objective & Principal Policies and Risks” of the prospectus.

21.  Pursuant to Form N-1A Item 9, confirm the investment strategies under “Investment Objective & Principal Policies and Risks” are principal.

Securities and Exchange Commission

November 3, 2014

Responses:  Registrant confirms that the Fund’s investment strategies under “Investment Objective & Principal Policies and Risks” of the prospectus are considered to be principal.

22.  Pursuant Form N-1A Item 9, consider adding a definition for emerging markets.

Response: Registrant believes emerging markets are described in “Foreign and Emerging Market Investments” under “Investment Objective & Principal Policies and Risks” in the prospectus.  As such, no additional disclosure has been added.

23.  Under “Income Instruments”, add a description of credit rating risks, including risk associated with junk bonds.

Response: The Fund has added the requested disclosure in “Lower Rated Securities” under “Investment Objective & Principal Policies and Risks”.

24.  The Fund’s disclosure indicates that the Fund may engage in various types of derivative transactions including credit default swaps.  Please confirm that the Fund will set aside an appropriate amount of segregated assets in conformity with Staff guidance. See generally, Investment Company Act Release No. 10666 (Apr. 18, 1979).

Response:  Registrant confirms that the Fund will set aside an appropriate amount of segregated assets in conformity with Staff guidance.

25.  Under the “Purchasing Shares” section of the prospectus, consider adding a list of items for what is meant by “proper form”.

Response:  Registrant notes that the Fund’s current disclosure states that “proper form” means that the order is complete and contains all the necessary information.  As such, no additional disclosure has been added.

26.  Under the “Class A and Class C shares” section of the prospectus, confirm that investors that make purchases through the Internet get the next day’s price based on trade date.

Response: Registrant confirms that investors that make purchases through the Internet get the next day’s price based on trade date (provided the request is submitted no later than the close of regular trading on the Exchange).

27.  Pursuant to Form N-1A Item 12(c), add a description of the main features of the master-feeder fund to the prospectus.

Response: The requested disclosure has been added.

28.  Under the “Choosing a Share Class” section of the prospectus, consider adding disclosure to “Class A shares” to describe that Class A shares does not have a contingent deferred sales charge and disclose its sales charge.

Securities and Exchange Commission

November 3, 2014

Response: Registrant notes that the disclosure under “Choosing a Share Class” in the Fund’s prospectus describes the sales charges and distribution and service fees for each class, including Class A.  Registrant does not believe it is necessary to describe the absence of fees that are not applicable to each class.  Class A shares sales charge and the lack of any contingent deferred sales charge are disclosed in the “Shareholder Fees” table under “Fees and Expenses of the Fund” section of the Fund’s summary prospectus.

29.  Pursuant to Form N-1A Item 12(a) Instruction 1., disclose if the Fund’s shares are sold subject to a front-end sales load that the term “offering price” includes the front-end sales load.

Response: Registrant notes that the requested disclosure is contained in “Class A Front-End Sales Charge” under “Sales Charges” in the Fund’s prospectus. As such, no additional disclosure has been added.

30.  Confirm if “service fees” are part of the distribution fees, if so under the “Distribution and Service Fees” section consider moving the “(so-called “12b-1 fees”)” parenthetical to after “account services” in the sentence.

Response: The requested change has been made.

31.  Pursuant to Form N-1A Item 12(a)(5), under the “Distribution and Service Fee” section of the prospectus add a statement disclosing if the web site includes hyperlinks that facilitate access to the information.

Response: The Fund’s web site does not contain hyperlinks.  As such, the requested disclosure has not been added.

32.  Under the “Redeeming Shares” section of the prospectus, disclose when a Medallion signature is required for redeeming shares.

Response: The requested disclosure has been added.

33.  Under the “Redeeming Shares” section of the prospectus, disclose that redemption requests must be received by 4:00 p.m. to get that day’s closing price.

Response: The requested disclosure has been added.

34.  Under the “Redeeming Shares” section of the prospectus, confirm if distribution of marketable securities includes illiquid securities and disclose that shareholders will bear market and tax risk of converting marketable securities to cash.

Response: Registrant confirms that the distribution of “marketable” securities does not include illiquid securities. Registrant notes that the requested risk disclosure (including the risk of brokerage or other charges) is contained in “Redeeming Shares” in the Fund’s prospectus. As such, no additional disclosure has been added.

35.  Add disclosure to the prospectus indicating why the Fund’s financial highlights are not included.

Securities and Exchange Commission

November 3, 2014

Response: Registrant believes the requested disclosure is not required by Form N-1A.  As such, no additional disclosure has been added.

Statement of Additional Information

36.  Confirm why the Fund is a commodity pool under the Commodity Futures Trading Commission (“CFTC”).

Response: The CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. Registrant confirms that the Fund is considered to be a commodity pool operator under CFTC regulations because of its trading of futures, options and swaps agreements.

37.  Under the “INVESTMENT RESTRICTIONS” section, confirm what is meant by “(5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments…(d) lending cash consistent with applicable law.”

Response: Registrant confirms that the Fund’s investment restriction relating to making loans identifies instances when loans may be made in order to comply with Section 21(a) of the 1940 Act.

38.  Under “INVESTMENT RESTRICTION” section (6), confirm that the Fund looks through to its master Portfolio when testing for compliance with concentration.

Response: Registrant confirms that the Fund looks through to the Portfolio when testing compliance with its concentration restriction.

39.  Under the “Management” section, disclose how many committee meetings were held during the fiscal year.

Response: Registrant notes that this sentence has been removed since the Fund is new and has not completed a full fiscal year.  As such, no additional disclosure has been added.

40.  Under “Independent Registered Public Account Firm” section, disclosure the auditor’s business address.

Response: Registrant confirms that the requested disclosure has been added.

Securities and Exchange Commission

November 3, 2014

41.  Confirm that references to the Appendices in the Amendment are accurate.

Response: Registrant confirms that the references to the Appendices have been corrected.

42.  Under “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES” in “Asset Coverage” section, confirm that the Fund will set aside an appropriate amount of segregated assets for credit default swaps in conformity with Staff guidance. See generally, Investment Company Act Release No. 10666 (Apr. 18, 1979).

Response: Registrant confirms that the Fund will set aside an appropriate amount of segregated assets in conformity with Staff guidance for any credit default swaps held by the Fund.

43.  Under “Code of Ethics” section, confirm the code of ethics covers the Fund and Portfolio.

Response: Registrant confirms that the code of ethics covers the Fund and Portfolio.

44.  Confirm that the Portfolio is listed on the Power of Attorney.

Response:  Registrant confirms that the Portfolio is listed on the Power of Attorney.

45.  On the “Signature” page for the Portfolio add reference that it is executed pursuant to the 1933 Act and explain why the trustees are signing on behalf of the Registrant and not the Portfolio.

Response:  The requested disclosure has not been added as the Portfolio is not registered under the 1933 Act.  Registrant notes that the Trustees have signed the Amendment on behalf of the Portfolio.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

If you have any questions concerning the foregoing responses, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President